Average Annual Total Returns - AMG SouthernSun U.S. Equity Fund		Feb. 01, 2021	Jan. 31, 2021
Class N
Average Annual Return:
1 Year		13.10%
5 Years		7.88%
Since Inception	[1]	7.90%
Inception Date		Apr. 10, 2012
Class N | After Taxes on Distributions
Average Annual Return:
1 Year			13.00%
5 Years			7.46%
Since Inception	[1]		7.18%
Inception Date			Apr. 10, 2012
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year			7.83%
5 Years			6.11%
Since Inception	[1]		6.20%
Inception Date			Apr. 10, 2012
Class I
Average Annual Return:
1 Year		13.37%
5 Years		8.15%
Since Inception	[1]	8.18%
Inception Date		Apr. 10, 2012

[1]	Performance shown reflects the performance since the inception date of the Predecessor Fund on April 10, 2012.